Statement of Additional Information Supplement American Century ETF Trust
Supplement dated August 26, 2022 ■ Statement of Additional Information dated January 1, 2022
Effective September 9, 2022, Peruvemba Satish will no longer serve as a portfolio manager for American Century Quality Diversified International ETF.

Effective August 26, 2022, The following is inserted in the Accounts Managed table on pages 47-48 of the SAI.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Will Enderle[1]	Number of Accounts	3	0	0
	Assets	$649.9 million[2]	$0	$0
Paul Jo1	Number of Accounts	3	0	0
	Assets	$649.9 million[2]	$0	$0
1    Information provided as of August 11, 2022.
2    Includes $202.5 million in Quality Diversified International ETF; $232.0 million in STOXX® U.S. Quality Growth ETF;
and $215.4 million in STOXX® U.S. Quality Value ETF.

The following is inserted in the Ownership of Securities table on page 50 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
American Century Quality Diversified International ETF
Will Enderle[1]	B
Paul Jo1	A
American Century STOXX® U.S. Quality Growth ETF
Will Enderle[1]	B
Paul Jo1	A
American Century STOXX® U.S. Quality Value ETF
Will Enderle[1]	B
Paul Jo1	A
1    Information provided as of August 11, 2022.
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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